Borrowings	12 Months Ended
Sep. 29, 2018
Debt Disclosure [Abstract]
Borrowings
Borrowings
The Company’s borrowings at September 29, 2018 and September 30, 2017, including the impact of interest rate and cross-currency swaps, are summarized below:

			2018
	2018	2017	Stated Interest Rate (1)	Pay Floating Interest rate and Cross- Currency Swaps (2)	Effective Interest Rate (3)	Swap Maturities
Commercial paper	$1,005	$2,772	—	$—	2.24%
U.S. and European medium-term notes (4)	17,942	19,721	2.91%	6,600	3.27%	2019-2027
Foreign currency denominated debt	955	13	2.76%	955	2.92%	2025
Capital Cities/ABC debt	103	105	8.75%	—	5.99%
BAMTech acquisition payable	—	1,581	—%	—	—%
Other (5)	(276)	(46)		—
	19,729	24,146	2.79%	7,555	3.22%
Asia Theme Parks borrowings	1,145	1,145	1.33%	—	5.17%
Total borrowings	20,874	25,291	2.71%	7,555	3.32%
Less current portion	3,790	6,172	1.85%	1,600	2.94%
Total long-term borrowings	$17,084	$19,119		$5,955

(1)
The stated interest rate represents the weighted-average coupon rate for each category of borrowings. For floating rate borrowings, interest rates are the rates in effect at September 29, 2018; these rates are not necessarily an indication of future interest rates.

(2)	Amounts represent notional values of interest rate and cross-currency swaps outstanding as of September 29, 2018.

(3)	The effective interest rate includes the impact of existing and terminated interest rate and cross-currency swaps, purchase accounting adjustments and debt issuance premiums, discounts and costs.

(4)	Includes net debt issuance premiums, discounts and costs totaling $121 million and $138 million at September 29, 2018 and September 30, 2017, respectively.

(5)	Includes market value adjustments for debt with qualifying hedges, which reduce borrowings by $304 million and $73 million at September 29, 2018 and September 30, 2017, respectively.
21CF Credit Facility
In June 2018, the Company received committed financing from a bank syndicate to fund the cash component of the pending acquisition of 21CF. Under the terms of the commitment, the bank syndicate has committed to provide and arrange a 364-day unsecured bridge term loan facility in an aggregate principal amount of $35.7 billion at the completion of the 21CF transaction. The interest rate on the facility can vary based on the Company’s debt rating. The interest rate would have been LIBOR plus 0.875% if the Company had drawn on this facility at September 29, 2018.
Cruise Ship Credit Facilities
In October 2016 and December 2017, the Company entered into credit facilities to finance three new cruise ships, which are expected to be delivered in 2021, 2022 and 2023. The financings may be used for up to 80% of the contract price of the cruise ships. Under the agreements, $1.0 billion in financing is available beginning in April 2021, $1.1 billion is available beginning in May 2022 and $1.1 billion is available beginning in April 2023. If utilized, the interest rates will be fixed at 3.48%, 3.72% and 3.74%, respectively, and the loan and interest will be payable semi-annually over a 12-year period from the borrowing date. Early repayment is permitted subject to cancellation fees.
Commercial Paper
The Company has bank facilities with a syndicate of lenders to support commercial paper borrowings as follows:

	Committed Capacity	Capacity Used	Unused Capacity
Facility expiring March 2019	$6,000	$—	$6,000
Facility expiring March 2021	2,250	—	2,250
Facility expiring March 2023	4,000	—	4,000
Total	$12,250	$—	$12,250

All of the above bank facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard and Poor’s. The spread above LIBOR can range from 0.18% to 1.63%. The Company also has the ability to issue up to $500 million of letters of credit under the facility expiring in March 2023, which if utilized, reduces available borrowings under this facility. As of September 29, 2018, the Company has $220 million of outstanding letters of credit, of which none were issued under this facility. The facilities specifically exclude certain entities, including the Asia Theme Parks, from any representations, covenants, or events of default and contain only one financial covenant relating to interest coverage, which the Company met on September 29, 2018 by a significant margin.
Commercial paper activity is as follows:

	Commercial paper with original maturities less than three months, net (1)	Commercial paper with original maturities greater than three months	Total
Balance at Oct. 1, 2016	$777	$744	$1,521
Additions	372	6,364	6,736
Payments	—	(5,489)	(5,489)
Other Activity	2	2	4
Balance at Sept. 30, 2017	$1,151	$1,621	$2,772
Additions	—	8,079	8,079
Payments	(1,099)	(8,748)	(9,847)
Other Activity	(2)	3	1
Balance at Sept. 29, 2018	$50	$955	$1,005
(1) Borrowings and reductions of borrowings are reported net.
Shelf Registration Statement
The Company has a shelf registration statement in place, which allows the Company to issue various types of debt instruments, such as fixed or floating rate notes, U.S. dollar or foreign currency denominated notes, redeemable notes, global notes, and dual currency or other indexed notes. Issuances under the shelf registration require the filing of a prospectus supplement identifying the amount and terms of the securities to be issued. Our ability to issue debt is subject to market conditions and other factors impacting our borrowing capacity.
U.S. Medium-Term Note Program
At September 29, 2018, the total debt outstanding under the U.S. medium-term note program was $17.4 billion with maturities ranging from 1 to 75 years. The debt outstanding includes $15.4 billion of fixed rate notes, which have stated interest rates that range from 0.88% to 7.55% and $2.0 billion of floating rate notes that bear interest at U.S. LIBOR plus or minus a spread. At September 29, 2018, the effective rate on the floating rate notes was 2.67%.
European Medium-Term Note Program
The Company has a European medium-term note program, which allows the Company to issue various types of debt instruments such as fixed or floating rate notes, U.S. dollar or foreign currency denominated notes, redeemable notes and index linked or dual currency notes. Capacity under the program is $4.0 billion, subject to market conditions and other factors impacting our borrowing capacity. Capacity under the program replenishes as outstanding debt under the program is repaid. At September 29, 2018, the total debt outstanding under the program was $497 million. The debt has a stated interest rate of 2.13% and matures in September 2022.
Foreign Currency Denominated Debt
In October 2017, the Company issued Canadian $1.3 billion ($955 million) of fixed rate debt, which bears interest at 2.76% and matures in October 2024. The Company also entered into pay-floating interest rate and cross currency swaps that effectively convert the borrowing to variable rate U.S. dollar denominated borrowing indexed to LIBOR. In addition, the Company has short-term credit facilities of Indian rupee (INR) 10.8 billion ($149 million), which bear interest at rates determined at the time of drawdown and expire in 2019. At September 29, 2018, the Company had not drawn on these credit facilities.
Capital Cities/ABC Debt
In connection with the Capital Cities/ABC, Inc. acquisition in 1996, the Company assumed debt previously issued by Capital Cities/ABC, Inc. At September 29, 2018, the outstanding balance was $103 million, which includes unamortized fair value adjustments recorded in purchase accounting. The debt matures in 2021 and has a stated interest rate of 8.75%.
BAMTech Acquisition Payable
In September 2017, the Company acquired a 42% interest in BAMTech for $1.6 billion, which was paid in January 2018.
Asia Theme Parks Borrowings
HKSAR provided Hong Kong Disneyland Resort with loans totaling HK$1.1 billion ($143 million). The interest rate is three month HIBOR plus 2%, and the maturity date is September 2025 for the majority of the borrowings.
Shendi has provided Shanghai Disney Resort with loans totaling 7.0 billion yuan (approximately $1.0 billion) bearing interest at rates that increase to 8% and maturing in 2036, with early repayment permitted. Shendi has also provided Shanghai Disney Resort with a 1.4 billion yuan (approximately $199 million) line of credit bearing interest at 8%. There is no outstanding balance under the line of credit at September 29, 2018.
Total borrowings, excluding market value adjustments and debt issuance premiums, discounts and costs, have the following scheduled maturities:

	Before Asia Theme Parks Consolidation	Asia Theme Parks	Total
2019	$3,763	$39	$3,802
2020	3,000	—	3,000
2021	2,106	—	2,106
2022	1,900	10	1,910
2023	1,000	36	1,036
Thereafter	8,385	1,060	9,445
	$20,154	$1,145	$21,299

The Company capitalizes interest on assets constructed for its parks and resorts and on certain film and television productions. In fiscal years 2018, 2017 and 2016, total interest capitalized was $125 million, $87 million and $139 million, respectively. Interest expense, net of capitalized interest, for fiscal years 2018, 2017 and 2016 was $682 million, $507 million and $354 million, respectively.